Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interests In Other Entities Text Block Abstract
Schedule of subsidiaries
Name of company	In this report	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
Safe-T Data A.R Ltd.	Safe-T	Israel	Enterprise cybersecurity	100%	100%
NetNut Ltd.	NetNut	Israel	Enterprise internet access (5)	100%	100%
NetNut Networks Inc. (1)	NetNut Inc.	USA	Enterprise internet access (5)	-	100%
NetNut Networks LLC (2)	NNNW	USA	Enterprise internet access (5)	-	100%
CyberKick Ltd.	CyberKick	Israel	Consumer internet access (6)	100%	100%
Spell Me Ltd.	Spell Me	Seychelles	Consumer internet access (6)	-	100%
iShield Inc.	iShield	USA	Consumer internet access (6)	-	100%
RoboVPN Inc. (3)	RoboVPN	USA	Consumer internet access (6)	-	100%
RoboVPN Technologies Ltd. (4)	Robo VPN Tech	Cyprus	Consumer internet access (6)	-	100%

(1)	Formerly Safe-T USA Inc. Merged on January 9, 2023 with NNNW
(2)	Formerly known as Chi Cooked LLC. Merged on January 9, 2023 with NetNut Inc.
(3)	Incorporated on February 16, 2022
(4)	Incorporated on July 1, 2022
(5)	Formerly known as enterprise privacy
(6)	Formerly known as consumer cybersecurity and privacy